CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Income for the period	$ 16,521	$ 19,636	$ 42,874
Items that may be reclassified to income in later periods:
Currency translation differences	(3,248)	1,397	(2,986)
Debt instruments remeasurements	5	41	(78)
Cash flow hedging gains/(losses)	216	71	(232)
Net investment hedging (losses)/gains	0	(44)	180
Deferred cost of hedging	(73)	(148)	200
Share of other comprehensive (loss)/income of joint ventures and associates	(118)	18	274
Total	(3,218)	1,335	(2,642)
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements	1,407	(1,083)	5,466
Equity instruments remeasurements	28	(99)	(491)
Share of other comprehensive income/(loss) of joint ventures and associates	47	(201)	(253)
Total	1,482	(1,383)	4,722
Other comprehensive (loss)/income for the period	(1,736)	(48)	2,080
Comprehensive income for the period	14,785	19,588	44,954
Comprehensive income attributable to non-controlling interest	406	312	621
Comprehensive income attributable to Shell plc shareholders	$ 14,379	$ 19,276	$ 44,333